Eaton Vance

Floating-Rate Fund

July 31, 2020 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2020, the value of the Fund’s investment in the Portfolio was $4,960,734,387 and the Fund owned 86.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 87.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.1%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	1,194	$1,121,547
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	4,656	4,374,034
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	2,850	3,253,296
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		4,214	4,103,809
Dynasty Acquisition Co., Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		6,847	5,530,879
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		12,730	10,283,230
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), Maturing July 19, 2021(2)		5,526	5,310,292
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		6,950	5,397,011
TransDigm, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		28,675	26,945,458
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 30, 2025		6,416	6,016,576
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		34,294	32,164,746
WP CPP Holdings, LLC
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025(4)		14,884	12,799,927

			$117,300,805

Air Transport — 0.2%
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 12, 2024		3,150	$3,116,138
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (2 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		5,850	5,852,843

			$8,968,981

Automotive — 2.7%
Adient US, LLC
Term Loan, 4.49%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)		2,747	$2,716,915
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,165	18,697,388
Autokiniton US Holdings, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,286	8,867,652
Bright Bidco B.V.
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		18,060	7,111,204

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chassix, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023		8,902	$6,743,076
Clarios Global, L.P.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		22,765	22,292,218
CS Intermediate Holdco 2, LLC
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		5,084	4,282,897
Dayco Products, LLC
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,002	6,967,852
Garrett LX III S.a.r.l.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 27, 2025	EUR	4,625	5,155,711
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		8,017	7,696,320
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,071	5,979,997
Tenneco, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		34,668	30,219,186
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,518	9,405,103
TI Group Automotive Systems, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		8,659	8,464,327
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,644	8,733,913
Visteon Corporation
Term Loan, 1.94%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,217	2,141,356

			$155,475,115

Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		11,147	$10,548,314
Clipper Acquisitions Corp.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,968	12,772,987
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		257	255,737
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023		3,800	3,572,000

			$27,149,038

Building and Development — 2.5%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		3,702	$3,676,270
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		2,786	2,761,862
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		21,959	21,386,063
APi Group DE, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		13,731	13,507,871

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(4)		12,579	$12,264,706
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		6,764	6,744,553
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		29,848	28,663,178
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, Maturing July 10, 2027(5)	EUR	7,500	8,735,240
NCI Building Systems, Inc.
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		3,427	3,373,927
Quikrete Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		8,627	8,366,315
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		17,577	17,225,686
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		5,435	5,162,786
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		6,228	6,010,308
WireCo WorldGroup, Inc.
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		6,790	5,786,568

			$143,665,333

Business Equipment and Services — 6.0%
Adtalem Global Education, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,459	$4,291,787
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		6,450	6,837,000
AlixPartners, LLP
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		6,590	6,461,748
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	8,818	10,192,872
Allied Universal Holdco, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		6,146	6,079,034
Amentum Government Services Holdings, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		9,575	9,545,078
AppLovin Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		26,895	26,723,072
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		5,362	5,328,053
ASGN Incorporated
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		575	566,196
Belfor Holdings, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		3,171	3,162,938
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		5,877	5,634,958

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		9,025	$8,539,928
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024		8,088	7,424,201
Ceridian HCM Holding, Inc.
Term Loan, 2.61%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025		10,243	9,977,915
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023		4,750	4,542,053
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027		2,325	2,296,179
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(4)		8,509	8,200,778
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023		25,857	25,679,360
Garda World Security Corporation
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		7,695	7,642,228
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		24,597	23,499,978
Illuminate Buyer, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing June 16, 2027		6,175	6,120,969
IRI Holdings, Inc.
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		20,999	20,500,471
Term Loan, Maturing July 24, 2027(5)		6,300	6,048,000
Iron Mountain, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		8,904	8,592,377
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		3,343	3,238,985
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		20,162	17,633,119
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 18, 2025		4,425	3,591,626
LGC Group Holdings, Ltd.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing January 22, 2027	EUR	2,275	2,610,609
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		3,075	2,978,906
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		17,233	13,355,484
Outfront Media Capital, LLC
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026		2,000	1,910,312
PGX Holdings, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023		9,530	6,147,163
Pre-Paid Legal Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		385	373,799

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(4)		997	$982,318
Rockwood Service Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		4,289	4,257,081
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,975	3,318,778
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		31,188	30,375,168
Trans Union, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026		1,244	1,213,363
Vestcom Parent Holdings, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,886	1,801,192
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		1,512	1,455,045
West Corporation
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		3,871	3,385,511
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		4,960	4,376,299
Zephyr Bidco Limited
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	4,975	5,645,425
Term Loan, 4.32%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,675	10,779,688

			$343,317,044

Cable and Satellite Television — 3.7%
Altice France S.A.
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,507	$4,419,976
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		6,455	6,341,121
Charter Communications Operating, LLC
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		6,773	6,621,028
CSC Holdings, LLC
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		25,866	25,078,009
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		4	4,112
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		8,387	8,162,999
Numericable Group S.A.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,131	20,354,716
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	7,191	8,123,911
Telenet Financing USD, LLC
Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		33,825	32,580,714
Telenet International Finance S.a.r.l.
Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	5,000	5,776,864
UPC Broadband Holding B.V.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		7,475	7,269,438
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	2,350	2,707,821
Virgin Media Bristol, LLC
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		39,275	38,237,904

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Virgin Media SFA Finance Limited
Term Loan, 3.32%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	8,175	$10,346,601
Term Loan, 3.32%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	600	760,015
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	11,625	13,344,488
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	17,350	19,832,843

			$209,962,560

Chemicals and Plastics — 3.5%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		3	$2,831
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		8,275	8,285,344
Axalta Coating Systems US Holdings, Inc.
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		30,189	29,538,471
Caldic B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	500	559,527
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	2,166	2,424,304
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	2,856	3,203,929
Colouroz Investment 1 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 21, 2023	EUR	1,974	2,058,475
Element Solutions, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		4,440	4,330,655
Emerald Performance Materials, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		3,784	3,774,366
Ferro Corporation
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,747	3,695,171
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,829	3,775,501
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		7,034	6,936,762
Flint Group GmbH
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 21, 2023		2,691	2,354,435
Flint Group US, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 21, 2023		16,277	14,242,401
Gemini HDPE, LLC
Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,242	9,022,876
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	15,875	17,823,406
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	1,975	2,266,109
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		2,141	2,100,868
INEOS Finance PLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	6,372	7,265,976

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	3,204	$3,652,724
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,051	1,210,566
Messer Industries GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,275	4,908,274
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		4,106	3,597,444
PQ Corporation
Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		17,475	17,036,820
Pregis TopCo Corporation
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		5,398	5,303,412
Rohm Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	1,600	1,700,175
Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,283	2,844,296
Starfruit Finco B.V.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		9,934	9,678,967
Tronox Finance, LLC
Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		12,606	12,281,543
Univar, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		12,865	12,665,539

			$198,541,167

Clothing/Textiles — 0.0%(6)
Samsonite International S.A.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		2,784	$2,614,283

			$2,614,283

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		2,259	$2,191,031
SGB-SMIT Management GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), 4.50% cash, 0.50% PIK, Maturing July 18, 2024	EUR	34	20,851

			$2,211,882

Containers and Glass Products — 1.9%
Berry Global, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,860	$5,772,211
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,250	7,114,476
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		5,729	5,364,042
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023		24,928	24,180,415
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		11,697	11,169,249
Libbey Glass, Inc.
DIP Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020		1,147	1,175,994
DIP Loan, 11.69%, (3 mo. USD LIBOR + 11.00%), Maturing January 1, 2021(2)		2,426	2,438,092
Term Loan, 0.00%, Maturing April 9, 2021(7)		9,123	1,687,670

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pelican Products, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		1,934	$1,829,574
Proampac PG Borrower, LLC
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing November 20, 2023(4)		5,846	5,692,141
Reynolds Group Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		44,551	43,795,703

			$110,219,567

Cosmetics/Toiletries — 0.4%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		25,180	$24,909,859

			$24,909,859

Drugs — 5.1%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	1,825	$2,120,201
Akorn, Inc.
DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020		829	839,499
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		19,170	18,690,962
Albany Molecular Research, Inc.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(4)		6,210	6,125,247
Alkermes, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		18,739	18,364,655
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		25,399	24,021,903
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		11,316	10,392,186
Bausch Health Companies, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		47,915	47,226,678
Elanco Animal Health, Inc.
Term Loan, Maturing August 1, 2027(5)		12,575	12,299,922
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		25,243	24,224,057
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.11%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,197	35,546,890
Horizon Therapeutics USA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		7,802	7,685,040
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		42,550	42,438,266
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024		33,529	28,178,067

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025		10,998	$9,293,207
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	5,475	6,196,146

			$293,642,926

Ecological Services and Equipment — 0.5%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		7,332	$7,313,839
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		17,449	16,249,311
US Ecology Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		2,587	2,561,130

			$26,124,280

Electronics/Electrical — 15.3%
Applied Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024		31,247	$31,043,402
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		3,279	3,314,685
Aptean, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		7,544	7,359,802
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		5,860	5,713,805
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		3,800	3,752,976
Banff Merger Sub, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		36,611	35,458,265
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,398	3,954,363
Buzz Merger Sub, Ltd.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		4,938	4,814,184
Castle US Holding Corporation
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		9,002	8,484,494
Celestica, Inc.
Term Loan, 2.30%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		3,988	3,738,340
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,098	2,934,881
Cohu, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,341	9,927,180
CommScope, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,958	19,586,898
Cornerstone OnDemand, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		13,650	13,573,219
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		9,548	9,190,303

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Datto, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,886	$3,874,823
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024		8,390	8,300,773
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		17,155	16,983,894
Epicor Software Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027		20,961	20,983,556
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		24,602	22,843,598
Fiserv Investment Solutions, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,000	4,937,500
Go Daddy Operating Company, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		46,501	45,396,920
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		44,549	43,858,969
Infoblox, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,144	17,197,077
Informatica, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		53,641	52,517,436
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	2,419	2,748,771
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		4,675	4,750,969
MA FinanceCo., LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,744	3,549,539
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 21, 2024	EUR	2,500	2,823,400
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	5,650	6,455,759
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		14,150	14,008,500
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing May 17, 2024		19,070	18,465,626
Marcel LUX IV S.a.r.l.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		2,214	2,139,676
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	3,035,726
Mirion Technologies, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,288	5,259,685
NCR Corporation
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		9,205	8,952,288
Recorded Books, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		2,270	2,230,651
Redstone Buyer, LLC
Term Loan, Maturing June 29, 2027(5)		9,200	9,085,000
Renaissance Holding Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		5,549	5,405,201
Term Loan - Second Lien, 7.16%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,019,124
Seattle Spinco, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		25,286	23,970,909

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SGS Cayman L.P.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	1,108	$953,054
SkillSoft Corporation
DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing September 14, 2020	2,888	2,871,024
Term Loan, 0.00%, Maturing April 28, 2021(7)	50,949	33,236,173
SolarWinds Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	26,809	26,460,606
Solera, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	27,800	27,398,178
Sparta Systems, Inc.
Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,404	3,165,488
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	10,032	9,743,789
SS&C Technologies, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	2,726	2,654,369
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	14,279	13,868,788
STG-Fairway Holdings, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	4,800	4,525,498
SurveyMonkey, Inc.
Term Loan, 3.87%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,284	12,959,473
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	4,761	4,094,271
Syncsort Incorporated
Term Loan, 6.61%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	16,013	15,565,099
Tibco Software, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	33,166	32,088,136
Term Loan - Second Lien, 7.42%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	4,900	4,720,332
TTM Technologies, Inc.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	1,605	1,589,061
Uber Technologies, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	18,024	17,650,200
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	30,000	29,608,591
Ultimate Software Group, Inc. (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	20,978	20,830,128
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	30,600	30,664,535
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027	2,000	2,033,334
Ultra Clean Holdings, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	9,210	9,163,950
Verifone Systems, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	14,088	12,459,305
Veritas Bermuda, Ltd.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing January 27, 2023	23,813	22,895,616
VS Buyer, LLC
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	10,399	10,255,952
Vungle, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	6,451	6,451,250

		$872,548,367

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025		21,582	$20,678,017
Boels Topholding B.V.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 5, 2027	EUR	4,550	5,198,885

			$25,876,902

Financial Intermediaries — 2.9%
Aretec Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		18,899	$17,481,281
Citco Funding, LLC
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		22,516	21,924,550
Claros Mortgage Trust, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		3,195	2,986,945
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		34,065	8,005,383
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,957	2,949,545
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,300	9,544,787
FinCo. I, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		6,910	6,819,204
Focus Financial Partners, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		6,245	6,096,584
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,411	6,314,644
Greenhill & Co., Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		5,785	5,554,051
GreenSky Holdings, LLC
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		13,079	12,850,520
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		3,750	3,712,500
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		24,823	24,812,888
LPL Holdings, Inc.
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		16,318	16,052,833
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,140,404
Starwood Property Trust, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		713	684,364
StepStone Group L.P.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		6,818	6,715,792
Victory Capital Holdings, Inc.
Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		9,753	9,606,287
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		5,153	5,126,924

			$168,379,486

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Products — 3.4%
Alphabet Holding Company, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		30,949	$29,762,743
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,417	3,419,584
B&G Foods, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		2,531	2,504,777
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		4,940	4,248,679
Froneri International, Ltd.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		18,425	17,738,669
Term Loan - Second Lien, 5.91%, (1 mo. USD LIBOR + 5.75%), Maturing January 31, 2028		1,000	979,167
Hearthside Food Solutions, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,148	9,827,386
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,664	5,552,242
HLF Financing S.a.r.l.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		10,811	10,685,085
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	25,726,566
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		53,029	51,482,060
Nomad Foods Europe Midco Limited
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		10,627	10,338,794
Sunshine Investments B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	12,213,336
Term Loan, 4.28%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	2,000	2,552,550
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,652,476

			$193,684,114

Food Service — 0.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		36,890	$35,493,463
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		10,601	9,972,169
KFC Holding Co.
Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		781	761,504
Restaurant Technologies, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		3,682	3,543,450

			$49,770,586

Food/Drug Retailers — 0.3%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.43%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		4,899	$4,874,878

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
L1R HB Finance Limited
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	$4,128,877
Term Loan, 5.55%, (6 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	9,004,676

			$18,008,431

Forest Products — 0.0%(6)
Clearwater Paper Corporation
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		2,771	$2,771,312

			$2,771,312

Health Care — 6.8%
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		8,510	$6,169,750
Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		5,575	2,453,000
athenahealth, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		16,518	16,321,722
Avantor, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		6,348	6,316,330
BioClinica Holding I L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 20, 2023		10,524	9,892,107
BW NHHC Holdco, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		14,041	11,579,137
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	9,170	10,194,138
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		3,230	3,163,380
CHG Healthcare Services, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		6,221	6,142,175
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		5,436	5,340,502
Dedalus Finance GmbH
Term Loan, Maturing July 16, 2027(5)	EUR	5,700	6,552,054
Elsan SAS
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2024	EUR	2,500	2,905,053
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,087	5,075,967
Envision Healthcare Corporation
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		65,644	43,981,688
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		24,134	23,847,279
Greatbatch Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		4,881	4,846,709
Hanger, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,877	11,668,784
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,047	11,876,178

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IQVIA, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		9,993	$9,834,560
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		13,572	13,356,432
Medical Solutions, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		10,689	9,941,163
Mehilainen Yhtiot Oy
Term Loan, Maturing August 9, 2025(5)	EUR	1,750	2,001,505
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		18,648	18,396,378
National Mentor Holdings, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		302	296,420
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		6,626	6,513,598
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		17,076	15,303,963
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		29,220	28,401,974
Parexel International Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		467	449,565
Phoenix Guarantor, Inc.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		19,397	19,025,245
Radiology Partners, Inc
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(4)		3,076	2,923,308
RadNet, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		6,590	6,490,812
Select Medical Corporation
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		27,023	26,335,755
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		10,119	9,571,052
Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		1,796	1,824,677
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		7,237	5,777,578
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		2,244	2,085,999
Verscend Holding Corp.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		19,071	19,034,807

			$385,890,744

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		13,672	$13,512,143
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		45,155	33,866,061

			$47,378,204

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 3.7%
AI Alpine AT Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	6,125	$6,691,864
Altra Industrial Motion Corp.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,089	7,866,182
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		13,777	12,656,586
Carlisle Foodservice Products, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		3,726	3,474,247
Clark Equipment Company
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		10,196	9,966,158
CPM Holdings, Inc.
Term Loan, 3.95%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		2,244	2,056,343
Delachaux Group S.A.
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,049	4,796,550
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,935	3,200,416
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,336	8,001,081
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		8,400	8,074,489
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		5,293	5,080,800
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		10,817	9,059,519
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		9,344	9,005,351
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		2,556	2,479,369
EWT Holdings III Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		21,201	20,874,133
Filtration Group Corporation
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		7,951	7,798,657
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	2,005	2,312,090
Gardner Denver, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		2,743	2,640,098
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,362	10,634,981
Ingersoll-Rand Services Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		6,783	6,529,343
LTI Holdings, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,797	5,130,124
Term Loan, 4.92%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,084	1,854,982
Minimax Viking GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,895	2,224,824
Quimper AB
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	17,725	20,265,849

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Robertshaw US Holding Corp.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(4)		19,194	$16,315,110
Titan Acquisition Limited
Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		20,864	19,282,129
Welbilt, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,000	880,000

			$209,151,275

Insurance — 2.7%
Alliant Holdings Intermediate, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,443	$2,367,005
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,876	4,782,809
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		25,674	25,405,216
AssuredPartners, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,716	1,670,604
Asurion, LLC
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		25,883	25,566,419
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,205	2,173,579
Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		27,783	28,051,733
Financiere CEP S.A.S.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	3,725	4,357,700
Hub International Limited
Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		19,033	18,528,719
NFP Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		28,052	26,865,849
Ryan Specialty Group, LLC
Term Loan, Maturing June 29, 2027(5)		13,175	13,129,704
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,995	1,968,388

			$154,867,725

Leisure Goods/Activities/Movies — 4.9%
AMC Entertainment Holdings, Inc.
Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		7,803	$5,177,696
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	11,925	12,747,708
Ancestry.com Operations, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		31,206	30,241,032
Bombardier Recreational Products, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		43,225	41,463,478
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		5,375	5,435,469
ClubCorp Holdings, Inc.
Term Loan, 3.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		18,023	15,594,410

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Crown Finance US, Inc.
Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	4,050	$3,140,976
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		10,355	6,678,993
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		8,531	8,296,692
Emerald Expositions Holding, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,417	14,926,206
Etraveli Holding AB
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	9,900	9,620,912
Lindblad Expeditions, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		478	413,254
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,911	1,653,015
Live Nation Entertainment, Inc.
Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		22,393	20,867,857
Match Group, Inc.
Term Loan, 2.18%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		6,450	6,304,875
Motion Finco S.a.r.l.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		511	459,839
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		3,890	3,498,777
NASCAR Holdings, Inc.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		5,999	5,886,170
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		29,445	29,764,743
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		5,026	4,690,774
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(4)		15,957	15,717,560
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		3,526	3,332,225
Travel Leaders Group, LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		15,348	11,472,910
UFC Holdings, LLC
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		1,650	1,604,625
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		14,816	14,433,365
Vue International Bidco PLC
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	3,878	3,568,584

			$276,992,145

Lodging and Casinos — 2.4%
Aristocrat Technologies, Inc.
Term Loan, 2.02%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		7,466	$7,284,307
Azelis Finance S.A.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	2,600	2,960,262

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		2,080	$2,019,487
Churchill Downs Incorporated
Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,413	3,324,345
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		12,309	11,437,013
ESH Hospitality, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		7,541	7,295,638
Four Seasons Hotels Limited
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		4,654	4,507,570
Golden Nugget, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		23,327	19,652,993
Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 4, 2023		1,875	2,128,125
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,225	24,322,248
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		10,102	9,849,904
Hanjin International Corp.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,198,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		12,727	10,961,273
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	5,206	6,134,136
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		21,542	21,566,295

			$138,641,596

Nonferrous Metals/Minerals — 0.5%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		639	$500,127
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing August 31, 2020		6,088	3,530,916
Term Loan, 0.00%, Maturing October 17, 2022(7)		21,871	328,060
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(7)		2,878	201,435
Oxbow Carbon, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,453	6,259,531
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	17,163,109

			$27,983,178

Oil and Gas — 2.6%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		21,423	$18,745,263
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		621	602,737
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		1,700	1,660,688
Blackstone CQP Holdco L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		11,343	11,073,585

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Buckeye Partners L.P.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		14,065	$13,789,320
Centurion Pipeline Company, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,177	3,062,133
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,556	2,449,200
CITGO Petroleum Corporation
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		21,869	21,267,214
Delek US Holdings, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		8,681	8,222,894
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025		4,564	4,440,917
Fieldwood Energy, LLC
Term Loan, 0.00%, Maturing April 11, 2022(7)		20,306	5,380,985
Matador Bidco S.a.r.l.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		9,900	9,504,180
McDermott Technology Americas, Inc.
Term Loan, 0.50%, Maturing June 28, 2024(2)		9,039	8,271,023
Term Loan, 3.17%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024		227	203,896
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025		2,293	1,876,329
Prairie ECI Acquiror, L.P.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		10,357	9,392,876
Term Loan, 4.93%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		4,275	3,876,891
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		7,913	7,170,853
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)		5,655	3,479,571
Sunrise Oil & Gas Properties, LLC
Term Loan - First Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,158	1,952,927
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,196	1,746,111
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,537	1,357,520
UGI Energy Services, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		10,172	10,076,885

			$149,603,998

Publishing — 0.7%
Axel Springer S.E.
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$2,208,658
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,669	10,589,360
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,264,181
Harland Clarke Holdings Corp.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing November 3, 2023		2,367	1,676,082
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(7)		7,775	1,360,538

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	6,484	$6,512,116
ProQuest, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	13,236	13,062,271
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	2,068	1,756,260

		$41,429,466

Radio and Television — 2.4%
Diamond Sports Group, LLC
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	30,445	$24,622,343
Entercom Media Corp.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,687	1,617,142
Entravision Communications Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	7,368	6,840,357
Hubbard Radio, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	7,787	7,319,646
iHeartCommunications, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	4,403	4,134,573
Mission Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,265	4,150,946
Nexstar Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	16,620	16,176,358
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,019	4,899,015
Sinclair Television Group, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	13,968	13,645,356
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	6,377	6,209,421
Terrier Media Buyer, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	19,247	18,777,566
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	19,952	19,173,967
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 13, 2026	10,289	9,959,284

		$137,525,974

Retailers (Except Food and Drug) — 1.3%
Apro, LLC
Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	5,355	$5,341,935
Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 16, 2026	1,539	1,535,042
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(7)	15,617	5,739,208
Bass Pro Group, LLC
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	13,847	13,817,701
BJ’s Wholesale Club, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	2,182	2,159,783
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	265	254,821

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	3,504	$3,044,123
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	4,062	3,051,556
Go Wireless, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,448	2,130,149
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	7,038	5,876,488
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	11,653	9,614,042
PetSmart, Inc.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	13,495	13,472,893
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(7)	9,849	3,791,913
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(7)	9,332	2,099,672

		$71,929,326

Steel — 0.9%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	10,894	$10,812,427
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	10,113	9,873,232
Neenah Foundry Company
Term Loan, 6.73%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,571	6,624,673
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	2,668	2,491,093
Zekelman Industries, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	20,399	19,876,154

		$49,677,579

Surface Transport — 0.2%
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	1,964	$1,829,014
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	7,271	6,771,543
XPO Logistics, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,231,250

		$12,831,807

Telecommunications — 4.9%
CenturyLink, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	48,667	$47,037,930
Ciena Corporation
Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025	1,918	1,907,282
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	16,278	12,461,499
Digicel International Finance Limited
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	14,390	12,424,786

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	$18,481,454
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		3,798	3,741,005
Term Loan, 0.00%, Maturing January 6, 2023(7)		21,633	14,629,069
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(2)		9,286	9,456,291
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023		15,550	15,686,062
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		15,794	15,932,253
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		11,591	8,004,495
Level 3 Financing, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,098	1,066,749
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		12,602	12,066,116
SBA Senior Finance II, LLC
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing April 11, 2025		15,576	15,148,536
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		11,144	8,886,941
T-Mobile USA, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2027		23,700	23,811,698
Telesat Canada
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		8,806	8,560,844
Zayo Group Holdings, Inc.
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	3,840	4,397,957
Ziggo Financing Partnership
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		47,575	45,828,094

			$279,529,061

Utilities — 0.6%
Brookfield WEC Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025		10,264	$10,077,619
Calpine Corporation
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		20,823	20,439,239
Lightstone Holdco, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		234	200,435
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		4,150	3,553,704
Longview Power, LLC
Term Loan, 10.27%, (3 mo. USD LIBOR + 10.00%), Maturing July 30, 2025(3)		598	478,266

			$34,749,263

Total Senior Floating-Rate Loans (identified cost $5,383,779,075)			$5,013,323,379

Corporate Bonds & Notes — 2.9%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
8.00%, 12/15/25(9)		1,500	$1,632,750
6.25%, 3/15/26(9)		1,500	1,584,383

			$3,217,133

Airlines — 0.1%
Delta Air Lines, Inc.
7.00%, 5/1/25(9)		4,650	$4,974,704

			$4,974,704

Automotive — 0.2%
Clarios Global, L.P.
6.75%, 5/15/25(9)		2,100	$2,260,797
Clarios Global, L.P./Clarios US Finance Co.
6.25%, 5/15/26(9)		4,325	4,636,378
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,400,442

			$13,297,617

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(9)		2,975	$3,099,028
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 5/15/28(9)		3,150	3,380,344
Forterra Finance, LLC/FRTA Finance Corp.
6.50%, 7/15/25(9)		900	958,500
Winnebago Industries, Inc.
6.25%, 7/15/28(9)		900	953,437

			$8,391,309

Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(9)		2,075	$2,222,844
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(9)		7,900	8,513,079
5.75%, 4/15/26(9)		15,225	16,934,996

			$27,670,919

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
4.50%, 8/15/30(9)		6,500	$6,932,250

			$6,932,250

Chemicals and Plastics — 0.1%
Tronox, Inc.
6.50%, 5/1/25(9)		7,000	$7,459,375

			$7,459,375

Security	Principal Amount* (000’s omitted)	Value
Containers and Glass Products — 0.0%(6)
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
3.775%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	650	$650,163

		$650,163

Diversified Financial Services — 0.1%
AG Issuer, LLC
6.25%, 3/1/28(9)	4,225	$4,288,375

		$4,288,375

Drugs — 0.2%
Bausch Health Companies, Inc.
5.50%, 11/1/25(9)	8,975	$9,322,422

		$9,322,422

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc.
4.25%, 6/1/25(9)	5,300	$5,521,937

		$5,521,937

Entertainment — 0.0%(6)
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(9)	2,125	$2,285,236

		$2,285,236

Food Products — 0.2%
Del Monte Foods, Inc.
11.875%, 5/15/25(9)	8,200	$8,768,875

		$8,768,875

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	12,550	$10,416,500

		$10,416,500

Industrial Equipment — 0.0%(6)
Clark Equipment Company
5.875%, 6/1/25(9)	1,050	$1,108,406

		$1,108,406

Insurance — 0.0%(6)
NFP Corp.
7.00%, 5/15/25(9)	500	$543,437

		$543,437

Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc.
9.25%, 4/15/25(9)	2,525	$2,785,391
SeaWorld Parks & Entertainment, Inc.
8.75%, 5/1/25(9)	2,125	2,235,234

		$5,020,625

Security	Principal Amount* (000’s omitted)	Value
Machinery — 0.1%
Vertical U.S. Newco, Inc.
5.25%, 7/15/27(9)	4,150	$4,409,375

		$4,409,375

Oil and Gas — 0.2%
CITGO Petroleum Corporation
7.00%, 6/15/25(9)	10,525	$10,840,750

		$10,840,750

Radio and Television — 0.2%
iHeartCommunications, Inc.
6.375%, 5/1/26	2,896	$3,054,492
8.375%, 5/1/27	5,248	5,218,605
5.25%, 8/15/27(9)	2,125	2,149,841
4.75%, 1/15/28(9)	2,550	2,535,949

		$12,958,887

Software and Services — 0.1%
Boxer Parent Co., Inc.
7.125%, 10/2/25(9)	4,225	$4,641,712

		$4,641,712

Telecommunications — 0.2%
CenturyLink, Inc.
4.00%, 2/15/27(9)	6,750	$7,059,218
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)	6,325	6,396,156

		$13,455,374

Utilities — 0.0%(6)
Calpine Corp.
5.25%, 6/1/26(9)	2,245	$2,341,322

		$2,341,322

Total Corporate Bonds & Notes (identified cost $163,142,256)		$168,516,703

Asset-Backed Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 3.372%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,331,431
Series 2018-1A, Class E, 6.272%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,542,771
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.185%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,274,503
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.628%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	2,589,206

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XX
Series 2015-20A, Class DR, 5.971%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	$2,375	$2,025,094
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 3.675%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,408,750
Series 2016-40A, Class DR, 6.625%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,065,132
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 3.258%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,322,099
Series 2018-49A, Class E, 5.958%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,052,449
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 3.292%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,556,415
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 5.975%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,444,340
Babson CLO, Ltd.
Series 2015-1A, Class DR, 2.872%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,156,954
Series 2016-1A, Class DR, 3.306%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,108,606
Series 2016-1A, Class ER, 6.256%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	2,754,194
Series 2018-1A, Class C, 2.875%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,109,411
Bain Capital Credit CLO
Series 2018-1A, Class D, 2.956%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,357,389
Series 2018-1A, Class E, 5.606%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,373,885
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 3.202%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,336,914
Series 2018-5BA, Class D, 6.222%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	2,845,705
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 5.872%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	4,152,349
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 2.872%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,318,964
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 3.973%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,924,159
Series 2018-16A, Class E, 6.973%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	1,985,509
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.875%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,557,269
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 3.168%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,324,074
Series 2018-1A, Class D, 5.918%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	3,680,087
BlueMountain CLO, Ltd.
Series 2016-3A, Class DR, 3.492%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,302,531
Series 2016-3A, Class ER, 6.342%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,152,738
Series 2018-1A, Class D, 3.318%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,179,004
Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,599,092
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 5.975%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,025,570
Series 2016-1A, Class ER, 6.025%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,254,275
Series 2016-2A, Class ER, 6.275%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	3,774,887
Series 2017-1A, Class E, 6.525%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	2,783,449
Series 2018-1A, Class D, 3.175%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,778,428
Series 2018-1A, Class E, 6.025%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,251,685
Carlyle C17 CLO, Ltd.
Series C17A, Class CR, 3.068%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,456,296
Series C17A, Class DR, 6.268%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,828,503
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 3.768%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,178,149

Security	Principal Amount (000’s omitted)	Value
Series 2012-3A, Class DR2, 6.768%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	$1,500	$1,068,898
Series 2014-3RA, Class C, 3.195%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	835,598
Series 2014-3RA, Class D, 5.645%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,601,093
Series 2014-4RA, Class C, 3.175%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,687,822
Series 2014-4RA, Class D, 5.925%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	2,601,556
Dryden CLO, Ltd.
Series 2018-55A, Class D, 3.125%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,332,756
Series 2018-55A, Class E, 5.675%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,683,361
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 3.492%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,819,501
Series 2015-41A, Class DR, 2.875%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,373,891
Series 2015-41A, Class ER, 5.575%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,016,668
Series 2016-42A, Class DR, 3.205%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,229,819
Series 2016-42A, Class ER, 5.825%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	2,864,943
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.92%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	2,139,405
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class D, 3.345%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,354,415
Series 2018-25A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	2,997,148
Goldentree Loan Management US CLO 5, Ltd.
Series 2019-5A, Class D, 4.122%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,472,599
Golub Capital Partners CLO 22B, Ltd.
Series 2015-22A, Class ER, 6.272%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	1,804,945
Golub Capital Partners CLO 37B, Ltd.
Series 2018-37A, Class D, 3.572%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,429,061
Series 2018-37A, Class E, 6.022%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	3,947,180
ICG US CLO, Ltd.
Series 2018-2A, Class D, 3.358%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,759,768
Series 2018-2A, Class E, 6.008%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,378,704
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.964%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	500	468,158
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 6.345%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,279,675
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 3.373%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,327,690
Series 2016-22A, Class ER, 6.333%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,661,694
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 5.872%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,682,460
Series 2018-30A, Class D, 3.922%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,422,662
Series 2018-30A, Class E, 7.022%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	931,172
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 4.232%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,414,177
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 7.877%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	841,123
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 3.473%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,364,491
Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,641,861
Series 2018-1A, Class C, 2.772%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,741,426
Series 2018-1A, Class D, 5.422%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,696,109
Series 2018-2A, Class D, 5.871%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,758,548

Security	Principal Amount (000’s omitted)	Value
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 3.375%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	$2,500	$2,338,035
Series 2018-2A, Class D, 6.225%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,192,152
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 3.445%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,338,449
Series 2018-3A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	3,818,789
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 6.745%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,383,436
Southwick Park CLO, LLC
Series 2019-4A, Class E, 6.972%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,625,658
Upland CLO, Ltd.
Series 2016-1A, Class CR, 3.172%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,133,482
Series 2016-1A, Class DR, 6.172%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	3,877,996
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 3.472%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,018,562
Series 2018-9A, Class D, 6.522%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	2,547,519
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 3.522%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,093,688
Series 2018-10A, Class D, 6.462%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	3,861,278
Voya CLO, Ltd.
Series 2015-3A, Class CR, 3.422%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,186,395
Series 2015-3A, Class DR, 6.472%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	4,500,352
Series 2016-3A, Class CR, 3.522%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,712,655
Series 2016-3A, Class DR, 6.352%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	2,726,629
Series 2018-1A, Class C, 2.872%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,284,748
Series 2018-2A, Class E, 5.525%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	2,500	2,011,067
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 3.172%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,843,194
Series 2015-1A, Class DR, 5.772%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,162,928
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 6.572%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,056	2,141,548

Total Asset-Backed Securities (identified cost $282,261,692)		$241,591,203

Common Stocks — 1.5%

Security	Shares	Value
Aerospace and Defense — 0.6%
IAP Global Services, LLC(3)(11)(12)(13)	950	$14,444,636
IAP Global Services, LLC(3)(11)(12)(13)	1,627	18,553,755

		$32,998,391

Automotive — 0.0%(6)
Dayco Products, LLC(12)(13)	88,506	$663,795

		$663,795

Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(12)(13)	88,008	$5,060,460

		$5,060,460

Security	Shares	Value
Chemicals and Plastics — 0.0%(6)
Hexion Holdings Corp., Class B(12)(13)	338,679	$2,252,215

		$2,252,215

Electronics/Electrical — 0.0%(6)
Answers Corp.(3)(13)	906,100	$1,676,285

		$1,676,285

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(12)(13)	498,342	$9,787,437
Fieldwood Energy, Inc.(12)(13)	273,160	27,316
McDermott International, Inc.(12)(13)	1,013,850	3,599,167
RDV Resources, Inc., Class A(3)(12)(13)	359,500	0
Samson Resources II, LLC, Class A(3)(13)	435,055	2,827,858
Sunrise Oil & Gas, Inc., Class A(12)(13)	321,407	2,249,849

		$18,491,627

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$12,189,163
Tweddle Group, Inc.(3)(12)(13)	19,500	59,865

		$12,249,028

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(12)(13)	1,204,044	$1,103,506
Cumulus Media, Inc., Class A(12)(13)	551,505	2,167,415
Cumulus Media, Inc., Class B(12)(13)	93,069	511,880
iHeartMedia, Inc., Class A(12)(13)	512,034	4,280,604

		$8,063,405

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(3)(12)(13)	272,023	$2,529,814

		$2,529,814

Utilities — 0.0%(6)
Longview Intermediate Holdings, LLC, Class A(3)(12)(13)	149,458	$1,219,579

		$1,219,579

Total Common Stocks (identified cost $94,597,772)		$85,204,599

Preferred Stocks — 0.1%

Security	Shares	Value
Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1(3)(12)(13)	13,348	$1,072,245

		$1,072,245

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(12)(13)	7,852	$628,160
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(12)(13)	31,998	2,590,558

		$3,218,718

Total Preferred Stocks (identified cost $2,590,558)		$4,290,963

Miscellaneous — 0.0%(6)

Oil and Gas — 0.0%(6)

Security	Shares	Value
Paragon Offshore Finance Company, Class A(12)(13)	42,177	$12,653
Paragon Offshore Finance Company, Class B(12)(13)	21,089	258,340

Total Miscellaneous (identified cost $458,684)		$270,993

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(12)(13)	51,888	$0

Total Warrants (identified cost $0)		$0

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	725,000	$32,030,500

Total Exchange-Traded Funds (identified cost $33,233,902)		$32,030,500

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(14)	163,969,439	$163,953,042

Total Short-Term Investments (identified cost $163,966,152)		$163,953,042

Total Investments — 100.0% (identified cost $6,124,030,091)		$5,709,181,382

Less Unfunded Loan Commitments — (0.3)%		$(18,721,408)

Net Investments — 99.7% (identified cost $6,105,308,683)		$5,690,459,974

Other Assets, Less Liabilities — 0.3%		$15,718,422

Net Assets — 100.0%		$5,706,178,396

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2020, the total value of unfunded loan commitments is $17,844,545.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2020, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $401,834,809 or 7.0% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(11)	Affiliated company.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	135,728,287	EUR	120,762,020	Standard Chartered Bank	8/4/20	$—	$(6,523,413)
GBP	1,100,000	USD	1,401,345	HSBC Bank USA, N.A.	8/28/20	38,742	—
USD	1,224,288	GBP	949,794	HSBC Bank USA, N.A.	8/28/20	—	(19,154)
USD	1,081,777	GBP	863,830	State Street Bank and Trust Company	8/28/20	—	(49,123)
USD	32,758,309	GBP	26,756,583	State Street Bank and Trust Company	8/28/20	—	(2,270,615)
EUR	9,000,000	USD	10,379,412	JPMorgan Chase Bank, N.A.	8/31/20	228,174	—
USD	4,929,346	EUR	4,254,250	HSBC Bank USA, N.A.	8/31/20	—	(84,801)
USD	125,654,183	EUR	114,163,657	HSBC Bank USA, N.A.	8/31/20	—	(8,901,455)
USD	142,886,349	EUR	120,762,020	Standard Chartered Bank	9/2/20	547,704	—
USD	124,630,883	EUR	106,175,554	Goldman Sachs International	9/30/20	—	(590,778)

						$814,620	$(18,439,339)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2020, the value of the Portfolio’s investment in affiliated companies and funds was $196,951,433, which represents 3.5% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$28,587,401	$—	$—	$—	$4,410,990	$32,998,391	$—	2,577
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	373,400,052	1,898,637,965	(2,108,127,140)	89,053	(46,888)	163,953,042	2,604,121	163,969,439

Totals				$89,053	$4,364,102	$196,951,433	$2,604,121

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$4,976,742,501	$17,859,470	$4,994,601,971
Corporate Bonds & Notes	—	168,516,703	—	168,516,703
Asset-Backed Securities	—	241,591,203	—	241,591,203
Common Stocks	13,402,907	8,513,300	63,288,392	85,204,599
Preferred Stocks	—	—	4,290,963	4,290,963
Miscellaneous	—	270,993	—	270,993
Warrants	—	—	0	0
Exchange-Traded Funds	32,030,500	—	—	32,030,500
Short-Term Investments	—	163,953,042	—	163,953,042
Total Investments	$45,433,407	$5,559,587,742	$85,438,825	$5,690,459,974
Forward Foreign Currency Exchange Contracts	$—	$814,620	$—	$814,620
Total	$45,433,407	$5,560,402,362	$85,438,825	$5,691,274,594

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(18,439,339)	$—	$(18,439,339)
Total	$—	$(18,439,339)	$—	$(18,439,339)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.